Long term debt - Schedule of Credit Facilities (Details) - Credit facility - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total credit facilities	CAD 32,000	CAD 39,572
Less: current portion	0	(8,246)
Credit facility, noncurrent	32,000	31,326
Term loan
Debt Instrument [Line Items]
Total credit facilities	0	28,572
Revolver
Debt Instrument [Line Items]
Total credit facilities	CAD 32,000	CAD 11,000